SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	€ 102,108	€ 74,635
Depreciation and amortization	(98)	(47)
Operating expenses	(100,479)	(85,942)
Net financial results	958	(8,565)
NET INCOME/(LOSS) BEFORE TAX	(671)	2,742
Income tax benefit/(expense)	922	(2,417)
NET INCOME/(LOSS) FOR THE PERIOD	251	325
Attributable to equity holders of the Parent	(252)	(305)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	44,130	35,941
Depreciation and amortization	(49)	(4)
Personnel expenses	(1,222)	(846)
Other operating expenses	(33,962)	(25,762)
Operating expenses	(35,233)	(26,612)
OPERATING INCOME/(LOSS)	8,897	9,329
Finance income	1,028	291
Finance costs	(49)	(32)
Net financial results	979	259
NET INCOME/(LOSS) BEFORE TAX	9,876	9,588
Income tax benefit/(expense)	5	(338)
NET INCOME/(LOSS) FOR THE PERIOD	9,881	9,250
Attributable to equity holders of the Parent	9,881	9,250
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	49,187	31,959
Depreciation and amortization	(18)	(15)
Personnel expenses	(778)	(791)
Other operating expenses	(49,083)	(35,547)
Operating expenses	(49,879)	(36,353)
OPERATING INCOME/(LOSS)	(692)	(4,394)
Finance income	322	5,973
Finance costs	(1,325)	(2,068)
Net financial results	(1,003)	3,905
NET INCOME/(LOSS) BEFORE TAX	(1,694)	(489)
Income tax benefit/(expense)		2
NET INCOME/(LOSS) FOR THE PERIOD	(1,694)	(487)
Attributable to equity holders of the Parent	(1,695)	(488)
Attributable to non-controlling interests	1
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	5,883	4,659
Depreciation and amortization	(1)	(1)
Personnel expenses	(183)	(110)
Other operating expenses	(5,400)	(6,166)
Operating expenses	(5,584)	(6,277)
OPERATING INCOME/(LOSS)	299	(1,618)
Finance income	(23)	171
Finance costs	(209)	55
Net financial results	(231)	226
NET INCOME/(LOSS) BEFORE TAX	68	(1,392)
Income tax benefit/(expense)	1	108
NET INCOME/(LOSS) FOR THE PERIOD	68	(1,284)
Attributable to equity holders of the Parent	68	(1,284)
Attributable to non-controlling interests
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,907	2,076
Depreciation and amortization	(3)	(3)
Personnel expenses	(483)	(359)
Other operating expenses	(5,381)	(5,321)
Operating expenses	(5,867)	(5,683)
OPERATING INCOME/(LOSS)	(2,959)	(3,607)
Finance income	1,418	3,090
Finance costs	3,384	(749)
Net financial results	4,802	2,341
NET INCOME/(LOSS) BEFORE TAX	1,842	(1,266)
Income tax benefit/(expense)	4	8
NET INCOME/(LOSS) FOR THE PERIOD	1,847	(1,258)
Attributable to equity holders of the Parent	1,847	(1,197)
Attributable to non-controlling interests		(61)
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	25,578	20,121
Depreciation and amortization	(27)	(24)
Personnel expenses	(6,770)	(6,688)
Other operating expenses	(22,697)	(24,430)
Operating expenses	(29,494)	(31,142)
OPERATING INCOME/(LOSS)	(3,916)	(11,021)
Finance income	(3,138)	8,261
Finance costs	(2,368)	(6,426)
Net financial results	(5,507)	1,835
NET INCOME/(LOSS) BEFORE TAX	(9,424)	(9,186)
Income tax benefit/(expense)	(932)	2,637
NET INCOME/(LOSS) FOR THE PERIOD	(10,355)	(6,549)
Attributable to equity holders of the Parent	(10,355)	(6,549)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(25,577)	(20,121)
Depreciation and amortization
Personnel expenses
Other operating expenses	25,578	20,125
Operating expenses	25,578	20,125
OPERATING INCOME/(LOSS)		4
Finance income	(5,011)	(5,865)
Finance costs	5,013	5,864
Net financial results	2	(1)
NET INCOME/(LOSS) BEFORE TAX	2	3
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE PERIOD	2	3
Attributable to equity holders of the Parent	2	(43)
Attributable to non-controlling interests		46
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Revenue	102,108	74,635
Depreciation and amortization	(98)	(47)
Personnel expenses	(9,436)	(8,794)
Other operating expenses	(90,945)	(77,101)
Operating expenses	(100,479)	(85,942)
OPERATING INCOME/(LOSS)	1,629	(11,307)
Finance income	(5,404)	11,921
Finance costs	4,446	(3,356)
Net financial results	(958)	8,565
NET INCOME/(LOSS) BEFORE TAX	671	(2,742)
Income tax benefit/(expense)	(922)	2,417
NET INCOME/(LOSS) FOR THE PERIOD	(251)	(325)
Attributable to equity holders of the Parent	(252)	(305)
Attributable to non-controlling interests	€ 1	€ (20)